Stockholders' deficiency (Detail Textuals 3)	9 Months Ended	12 Months Ended	33 Months Ended	36 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Consulting Agreement	Dec. 31, 2012 Consultant Consulting Agreement USD ($)	Dec. 31, 2011 Consultant Consulting Agreement	Dec. 31, 2012 Valent Technologies, LLC	Sep. 08, 2010 Private Placement USD ($)	Sep. 08, 2010 Private Placement CAD	Aug. 27, 2010 Private Placement USD ($)	Aug. 27, 2010 Private Placement CAD	Dec. 31, 2010 Private Placement USD ($)
Schedule Of Common Stock Issued and Outstanding [Line Items]
Common stock issued during period						140,000			280,000	280,000	720,000	720,000
Issuance of stock for settlement of accounts payable (in shares)					500,000			500,000
Common stock per share amount (in dollars per share)									$ 0.096	0.10	$ 0.095	0.10
Proceeds from issuance of private placement	$ 73,564	$ 28,506	$ 102,070	$ 102,070					$ 26,989		$ 68,414
Subscriptions receivable													28,506
Fair value of shares issued						$ 75,800